DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) $ in Millions	Dec. 31, 2019 USD ($) MMBTU GWh	Dec. 31, 2018 USD ($) MMBTU GWh
Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Derivative, Notional Amount1	$ 37,334	$ 33,298
Interest rates
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Derivative, Notional Amount1	51,619	38,490
Credit default swaps
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Derivative, Notional Amount1	39	56
Equity derivatives
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Derivative, Notional Amount1	$ 2,500	$ 1,400
Energy commodity instrument [Member]
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Nominal Amount of Commodity Derivatives | GWh	25,136	14,752
Natural gas commodity instrument [Member]
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Nominal Amount of Commodity Derivatives | MMBTU	78,364,000	63,076,000